Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net book value	$ 52,132,079
Depreciation for the period	(1,708,526)	$ (1,897,782)
Net book value	50,425,420
Vessels [Member]
Costs	61,279,976
Accumulated depreciation	(9,147,897)
Net book value	52,132,079
Depreciation for the period	(1,708,526)
Vessel capitalized expenses	1,867
Costs	61,281,843
Accumulated depreciation	(10,856,423)
Net book value	$ 50,425,420